Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Notes to Financial Statements - 20F (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 12, 2015 USD ($) Installment $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)	Dec. 14, 2015 USD ($)	Dec. 01, 2015 USD ($)	Sep. 07, 2015 USD ($) $ / shares
Convertible Promissory Notes [Abstract]
Secured loan facilities		$ 178,447	$ 0		$ 177,997
Parent Company [Member]
Basis of Presentation [Abstract]
Cash dividends from subsidiaries		0	$ 0	$ 0
Guarantee [Abstract]
Maximum potential amount under guarantee		$ 178,447
Parent Company [Member] | Unsecured Convertible Promissory Note [Member] | Jelco Delta Holding Corp [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes	$ 4,000
Number of periodic payments | Installment	10
Frequency of periodic payment		Semi-annual
Semi-annual installment payment	$ 200
Balloon payment	$ 2,000
Maturity date		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Parent Company [Member] | Unsecured Convertible Promissory Note [Member] | Jelco Delta Holding Corp [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments that can be deferred | Installment	3
Parent Company [Member] | Unsecured Revolving Convertible Note [Member] | Jelco Delta Holding Corp [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes								$ 6,765
Decrease in Applicable Limit						$ (2,000)		$ (1,000)
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares								$ 0.90
Maximum principal amount available to be drawn						$ 11,765	$ 9,765
Secured loan facilities		$ 11,765
Parent Company [Member] | Unsecured Revolving Convertible Note [Member] | Jelco Delta Holding Corp [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Tenor of note		5 years